Segment Information	12 Months Ended
Nov. 30, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information
We have three reportable cruise segments that are comprised of our (1) North America cruise brands, (2) EAA cruise brands and (3) Cruise Support. In addition, we have a Tour and Other segment. Our segments are reported on the same basis as the internally reported information that is provided to our chief operating decision maker (“CODM”), who is the President and Chief Executive Officer of Carnival Corporation and Carnival plc. Decisions to allocate resources and assess performance for Carnival Corporation & plc are made by the CODM upon review of the segment results across all of our cruise brands and other segments.
Our North America cruise segment includes Carnival Cruise Line, Holland America Line, Princess and Seabourn. Our EAA cruise segment includes AIDA, Costa, Cunard, P&O Cruises (Australia), P&O Cruises (UK) and prior to November 2014, Ibero. These individual cruise brand operating segments have been aggregated into two reportable segments based on the similarity of their economic and other characteristics, including types of customers, regulatory environment, ship maintenance requirements, supporting systems and processes and products and services they provide. Our Cruise Support segment represents certain of our port and related facilities and other services that are provided for the benefit of our cruise brands. Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours. In 2012, our Tour and Other segment also included two ships that we chartered to an unaffiliated entity. In April 2013, we sold one of these two ships and recognized a $15 million gain as a reduction of Tour and Other operating expenses. Accordingly, subsequent to this 2013 sale and through November 30, 2014, our Tour and Other segment included only one ship. The significant accounting policies of our segments are the same as those described in Note 2 – “Summary of Significant Accounting Policies.”
Selected information for our segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)		Capital expenditures	Total assets
2014
North America Cruise Brands (a)	$9,559	$6,418	$1,121	$959	$1,061		$1,315	$22,765
EAA Cruise Brands	6,148	3,914	725	616	893		1,054	15,228
Cruise Support	90	39	200	25	(174)		156	1,023
Tour and Other (a)	215	160	8	35	12		58	516	(c)
Intersegment elimination (a)	(128)	(128)	—	—	—		—	—
	$15,884	$10,403	$2,054	$1,635	$1,792		$2,583	$39,532
2013
North America Cruise Brands (a)	$9,370	$6,439	$1,048	$927	$956		$1,350	$22,448
EAA Cruise Brands	5,906	4,137	686	599	471	(b)	642	16,126
Cruise Support	96	31	136	26	(97)		108	1,016
Tour and Other (a)	210	143	9	36	22		49	514	(c)
Intersegment elimination (a)	(126)	(126)	—	—	—		—	—
	$15,456	$10,624	$1,879	$1,588	$1,352		$2,149	$40,104
2012
North America Cruise Brands (a)	$9,364	$6,240	$949	$898	$1,277		$990	$21,893
EAA Cruise Brands	5,827	4,010	650	561	433	(b)	1,291	15,894
Cruise Support	86	22	114	28	(78)		33	888
Tour and Other (a)	211	154	7	40	10		18	486	(c)
Intersegment elimination (a)	(106)	(106)	—	—	—		—	—
	$15,382	$10,320	$1,720	$1,527	$1,642		$2,332	$39,161

(a)
A portion of the North America cruise brands’ segment revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by either Holland America Line or Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands’ segment revenues and operating expenses in the line “Intersegment elimination.”

(b)	Includes $13 million in 2013 and $173 million in 2012 of impairment charges related to Ibero’s goodwill and trademarks.

(c)
Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, glass-domed railcars, which run on the Alaska Railroad, and our owned ships that we leased out under long-term charters to an unaffiliated entity.

Non-U.S. revenues for our cruise brands represent sales generated from outside the U.S. principally by non-U.S. travel agents and tour operators. Substantially all of our long-lived assets are located outside of the U.S. and consist of our ships and ships under construction.
Revenues by geographic areas, which are based on where our guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2014	2013	2012
North America	$7,762	$7,738	$7,952
Europe	5,676	5,426	5,367
Australia and Asia	2,097	1,772	1,506
Other	349	520	557
	$15,884	$15,456	$15,382